PREFERRED STOCK DERIVATIVE LIABILITIES (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Change in Preferred Stock Derivative Liability	$ 3,963,126	$ 4,749,332	$ (867,741)	$ (7,665,268)	$ (11,227,957)	$ (10,416,376)